Financial Instruments and Risks Management - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (1,818,941)		R$ (1,142,766)
Operational Hedge
Financial Instruments and Risks
Fair value		67,078		(117,778)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional value | $			$ 150,000
Fair value				17,036
Operational Hedge | Zero-cost collar (R$ x US$)
Financial Instruments and Risks
Notional value | $	$ 3,425,000		3,040,000
Fair value		67,078		(134,814)
Debt hedge
Financial Instruments and Risks
Fair value		(2,154,474)		(1,023,848)
Debt hedge | Interest hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional value | $	2,750,000		2,757,143
Fair value		(444,910)		(170,707)
Debt hedge | Interest hedge | Swap IPCA x CDI (notional in Reais)
Financial Instruments and Risks
Notional value | $	843,845
Fair value		233,255
Debt hedge | Interest hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional value | $	121,003
Fair value		30,544
Debt hedge | Interest hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional value | $	3,115,614		2,402,110
Fair value		(1,940,352)		(853,141)
Debt hedge | Interest hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional value | $	350,000
Fair value		(33,011)
Commodity hedge
Financial Instruments and Risks
Fair value		268,455		(1,140)
Commodity hedge | Swap US-CPI standing wood (U.S.$)
Financial Instruments and Risks
Notional value | $	679,485
Fair value		268,547
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Notional value | $	$ 365		$ 5,344
Fair value		R$ (92)		R$ (1,140)